Document and Entity Information	Feb. 16, 2021
Cover [Abstract]
Entity Registrant Name	MYERS INDUSTRIES INC
Entity Address, State or Province	OH
Amendment Flag	false
Entity Central Index Key	0000069488
Document Type	8-K
Document Period End Date	Feb. 16, 2021
Entity Incorporation State Country Code	OH
Entity File Number	001-8524
Entity Tax Identification Number	34-0778636
Entity Address, Address Line One	1293 South Main Street
Entity Address, City or Town	Akron
Entity Address, Postal Zip Code	44301
City Area Code	(330)
Local Phone Number	253-5592
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, without par value
Trading Symbol	MYE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false